Segment Information (Details) ¥ in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue, Major Customer [Line Items]
Net revenues	¥ 200,000	¥ 150,000	¥ 120,000	¥ 65,000	¥ 651,013	$ 94,686	¥ 280,666	¥ 117,353
Auto shows segment | Auto shows
Revenue, Major Customer [Line Items]
Net revenues					644,251		263,927	50,840
Auto shows segment | Group-purchase facilitation
Revenue, Major Customer [Line Items]
Net revenues					0		16,739	66,513
Auto shows segment | Virtual dealership, demand-side platform advertising services and others
Revenue, Major Customer [Line Items]
Net revenues					¥ 6,762		¥ 0	¥ 0